Share-Based Payment - Schedule of Status of RSUs (Details) - RSU [Member]	12 Months Ended
Dec. 31, 2024 shares
Schedule of Status of RSUs [Abstract]
Outstanding at beginning of year	161,569
Granted	[1]
Vested	(43,697)
Forfeited and cancelled	(13,094)
Outstanding at end of year	104,778

[1]	This includes shares granted with performance obligations which were not fulfilled as of December 31, 2024.